Revenues (Details) - Schedule of Transaction Prices Allocated to the Remaining Performance Obligations	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue	$ 5,739,131	$ 735,004	$ 13,226,087
Within one year [Member]
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue	2,086,957	267,274	7,486,957
After one year [Member]
Amounts expected to be recognized as revenue:
Amounts expected to be recognized as revenue	$ 3,652,174	$ 467,730	$ 5,739,130